Condensed Consolidated Balance Sheets [Parenthetical] - USD ($)	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Allowance for Doubtful Accounts Receivable, Current	$ 0	$ 0	$ 19,694
Preferred Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Common Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	500,000,000	500,000,000	250,000,000
Common Stock, Shares, Issued	3,702,398	3,661,838	1,368,856
Common Stock, Shares, Outstanding	3,702,398	3,661,838	1,368,856
Common Stock, Other Shares, Issued	156,239	196,799	295,146
Common Stock, Other Shares, Outstanding	156,239	196,799	295,146
Special Voting Preferred Stock [Member]
Preferred Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	1	1	1
Preferred Stock, Shares Issued	1	1	1
Preferred Stock, Shares Outstanding	1	1	1